Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total: $
							(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file
Number(s) of all institutional investment managers with Respect to which this report is filed, other that the Manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE



                    Form 13F    INFORMATIONAL    TABLE
COLUMN    1     COLUMN   2   COLUMN   3  COLUMN   4    COLUMN     5     COLUMN 6

NAME OF ISSUER  TITLE OF CLASS  CUSIP       VALUE   SHRS OR  SH/  PUT/INVESTMENT
                                         (x$1000)  PRN AMT  PRN  CALL DISCRETION

3M Company	     Common    88579Y101     99688   1286296  SH          Sole
American Express     Common    025816109    105237   2045032  SH          Sole
Ameriprise Financial Common    03076C106      1069     26062  SH          Sole
Amgen Inc.           Common    031162100    147097   1865296  SH          Sole
Bed Bath & Beyond    Common    075896100     73164   2023912  SH	  Sole
Bershire Hathaway A  Common    084670108      7267 	  82  SH          Sole
Bershire Hathaway B  Common    084670207     52478     17877  SH          Sole
Cisco Sys Inc        Common    17275R102    102988   5998121  SH          Sole
Coca-Cola CO         Common    191216100     50760   1259238  SH          Sole
Dell Computer Corp.  Common    24702R101     78156   2609535  SH          Sole
Harley-Davidson Inc. Common    412822108     57867   1123848  SH	  Sole
Johnson & Johnson    Common    478160104    116548   1939233  SH          Sole
McGraw Hill          Common    580645109    124352   2408519  SH          Sole
Medtronic Inc.       Common    585055106    171107   2972152  SH          Sole
Microsoft Corp.      Common    594918104    122118   4669896  SH          Sole
Oracle Corp	     Common    68389X105     95893   7853645  SH          Sole
Pepsico Inc          Common    713448108    138589   2345780  SH          Sole
Pfizer Inc           Common    717081103     39319   1686076  SH          Sole
The Hershey Company  Common    427866108     75179   1360705  SH          Sole
UPS CL B             Common    911312106     92355   1228940  SH          Sole